Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Reconciliation of Income Taxes Computed Using U.S. Federal Statutory Rate to that Reflected in Operations

A reconciliation of the Company’s total tax using the statutory income tax rate to the Company’s total tax using their effective income tax rate is as follows (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Income tax at U.S. federal statutory rate	$(6,173)	$(3,643)
State taxes, net of federal benefit	—	—
Valuation allowance	5,735	3,604
Other	438	39
Total income tax	$—	$—

Schedule of Significant Components of Company's Deferred Tax Assets and Liabilities

The Company’s significant components of deferred tax assets are as follows (in thousands):

	As of December 31,
	2024	2023
Federal net operating loss carryforwards	$9,903	$7,235
Capitalized research and development expense	8,652	5,665
Tax credits	417	417
Other	180	100
Net deferred tax assets before valuation allowance	19,152	13,417
Valuation allowance	(19,152)	(13,417)
Net deferred tax assets after valuation allowance	$—	$—

Cara Therapeutics, Inc.
Components of Income Taxes (Benefit)

The Company’s pre-tax loss of $71,265 is domestic. The Company’s benefit from income taxes is as follows:

	December 31,
	2024	2023	2022
Current:
Federal	$—	$—	$—
State	(398)	—	—
	(398)	—	—
Deferred:
Federal	—	—	—
State	—	—	—
	—	—	—
Benefit from income taxes	$(398)	$—	$—

Schedule of Reconciliation of Income Taxes Computed Using U.S. Federal Statutory Rate to that Reflected in Operations

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows:

	December 31,
	2024	2023	2022
Income taxes using U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	(5.05)%	5.30%	(1.00)%
Impact of R&D tax credit on effective tax rate	2.59%	3.68%	4.91%
Impact of foreign tax credit on effective tax rate	(0.29)%	—%	—%
Stock option shortfalls and cancellations	(4.88)%	(1.22)%	(3.33)%
Permanent items and other	(0.65)%	(0.89)%	(1.86)%
Change in valuation allowance	(11.11)%	(27.34)%	(19.88)%
Provision to return	(1.05)%	(0.53)%	0.16%
	0.56%	0.00%	0.00%

Schedule of Significant Components of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
Valuation allowance	$(200,656)	$(192,791)

Net operating loss carryforwards	122,727	123,739
Federal and state tax credits	32,016	31,245
Stock-based compensation expense	1,619	3,855
Intangible asset amortization	34,823	33,162
Sales of future royalties and milestones	8,952	—
Other	519	2,101
Deferred tax assets	200,656	194,102

Other	—	(1,311)
Deferred tax liabilities:	—	(1,311)

Net deferred tax asset:	$—	$—